PIMCO Variable Insurance Trust

Supplement Dated April 25, 2018 to the

Administrative Class Prospectus, dated April 28, 2017, as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information, dated April 28, 2017, as supplemented from time to time (the “SAI”)

Effective April 30, 2018, the PIMCO Diversified Income Portfolio (the “Portfolio”), a non-operational series of PIMCO Variable Insurance Trust, is de-registered. Therefore, effective April 30, 2018, all references to the Portfolio in the Prospectus and SAI are deleted.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_042518